/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending  May 31, 2000

MFS Government Markets Income Trust

Date         Identification   Shares RepurchasRepurchase       NAV     Broker
             of Security                      Price
5/19/00      Shares of        150,000         5.8125           6.71    Salomon
             Beneficial                                                Smith
             Interest                                                  Barney
5/22/00      Shares of        50,000          5.875            6.75    Salomon
             Beneficial                                                Smith
             Interest                                                  Barney
5/31/00      Shares of        100,000         5.9375           6.83    Salomon
             Beneficial                                                Smith
             Interest                                                  Barney

Total Shares Repurchased: 300,000
Remarks: None.

MFS Government Markets Income Trust

by:  W. Thomas London

                                W. Thomas London

         Treasurer